As filed with the U.S. Securities and Exchange Commission

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2019

Updated July 14, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2019

AI Powered International Equity ETF

Ticker: AIIQ

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

AI Powered International Equity ETF

AI Powered International Equity ETF

Letter to Shareholders

(Unaudited)

To Our AIIQ Shareholders,

We are pleased with fund performance given the global uncertainty that has persisted throughout 2019 as the AI Powered International Equity ETF (the “Fund” or “AIIQ”) continues to deliver benchmark beating performance for the reporting period. Although China trade war discussions whipsawed major markets across sectors and the progress of Brexit continues to be a concern, global equities rallied further into record territory during the final weeks of 2019.

From a geographical perspective AIIQ’s overweight to Canada stocks continued to bolster returns as corporations broadly diverted risk from tariff impacted countries.

More good news in the portfolio came from well-timed technology trades from names like Audicodes, Ltd., and Shopify, Inc. Detractors from performance included Aurora Cannabis, Inc. and Intec Pharma, Ltd. Both Aurora Cannabis, Inc. and Intec Pharma, Ltd. faced increasingly difficult operating environments due to legal and regulatory headwinds.

The EquBot AI platform still predicts above average market volatility for 2020 off the back of the ongoing US Government friction, China signs of economic slowdown, and systematic headwinds from Brexit. Again, signals of above average forward volatility will tend to drive higher average cash balances and a higher number of companies in the portfolio. We are still encouraged by the system valuation levels indicative of future investment opportunities.

More volatility can lead to more data and more data can lead to better AI predictions.

Although there are still a lot of uncertainties going into 2020 we can say with the highest conviction that there will be more data this year and that AI is an important tool that can appropriately handle the data load. As a result, we designed AIIQ to help ride out these turbulent markets. The engine behind AIIQ continues to evolve through machine learning and we are encouraged to see the increases in volume of data processed and benchmark beating performance for the reporting period. We believe the ability to learn and consume more market data and produce a portfolio in an unbiased manner can serve as a competitive advantage to uncover opportunities during these exciting market conditions.

As of 11/30/2019 Performance for the reporting period for AIIQ NAV is 10.90%, AIIQ Market is 11.06% and for the benchmark, FTSE Developed All Cap ex USA Index, is 9.71%.

The FTSE Developed All Cap ex USA Index is a market-capitalization weighted index representing the performance of large, mid, and small size companies in developed markets excluding the USA. It is not possible to invest in an index.

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

AI Powered International Equity ETF

For a complete list of Fund holdings please see the schedule of investments in this report. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Equbot Model to identify investment opportunities. The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on Models and Data, the Adviser may be induced to buy certain investments at prices that are too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful.

The AI Powered International Equity ETF is distributed by Quasar Distributors LLC, which is not affiliated with EquBot.

AI Powered International Equity ETF

Performance Summary

As of November 30, 2019 (Unaudited)

Average Annual Returns
(For the Period Ended November 30, 2019)

	Six Months	1 Year	Since Inception(1)
AI Powered International Equity ETF - NAV	10.90%	17.27%	6.65%
AI Powered International Equity ETF - Market	11.06%	17.34%	6.65%
FTSE Developed All Cap ex USA Index(2)(3)	9.71%	11.88%	0.74%

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated September 30, 2019, is 0.79%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is June 5, 2018.
(2)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

(3)	The FTSE Developed All Cap ex USA Index is a market-capitalization weighted index that represents the performance of large, mid and small cap companies in developed markets, excluding the USA.

AI Powered International Equity ETF

Portfolio Allocation

As of November 30, 2019 (Unaudited)

Sector (a)	Percentage of Net Assets
Information Technology	23.4%
Financials	13.2
Health Care	10.4
Materials	10.1
Industrials	10.0
Communication Services	7.8
Consumer Discretionary	7.0
Consumer Staples	6.8
Energy	4.2
Utilities	4.0
Short-Term Investments	2.9
Other Assets in Excess of Liabilities	0.2
Total	100.0%

(a)	The Fund’s security classifications are defined by Fund management.

AI Powered International Equity ETF

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 96.9%
	Australia — 0.7%
359	Australia & New Zealand Banking Group, Ltd. - ADR	$6,031
1,309	Mesoblast, Ltd. - ADR (a)	8,194
1,178	National Australia Bank, Ltd. - ADR	10,331
		24,556
	Belgium — 1.1%
227	Galapagos NV - ADR (a)	44,448

	Canada — 31.9% (b)
1,194	Alimentation Couche-Tard, Inc. - Class B	39,357
1,721	Aurora Cannabis, Inc. (a)	4,303
7,085	Auryn Resources, Inc. (a)	9,211
1,993	B2Gold Corporation	7,334
397	BCE, Inc.	19,084
13,165	Birchcliff Energy, Ltd.	21,459
2,007	Brookfield Asset Management, Inc. - Class A	117,229
326	BRP, Inc.	16,183
1,316	CAE, Inc.	35,414
214	Canadian National Railway Company	19,493
65	Canadian Pacific Railway, Ltd.	15,486
1,192	Canopy Growth Corporation (a)	22,159
28	Constellation Software, Inc.	29,933
1,406	Cronos Group, Inc.	9,631
746	Descartes Systems Group, Inc. (a)	31,951
1,039	Eldorado Gold Corporation	8,146
1,367	Fortis, Inc.	53,436
1,724	Gildan Activewear, Inc.	50,186
2,689	Hudbay Minerals, Inc.	8,820
3,890	IAMGOLD Corporation	14,082
1,610	Kirkland Lake Gold, Ltd.	67,475
2,921	MAG Silver Corporation (a)	31,225
928	Metro, Inc.	40,739
520	National Bank of Canada	27,810
801	Northland Power, Inc.	16,595
960	Nutrien, Ltd.	45,523
1,412	Open Text Corporation	61,535

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

November 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.9% (Continued)
	Canada — 31.9% (b) (Continued)
544	Pan American Silver Corporation	$10,472
550	Parkland Fuel Corporation	19,478
705	Pembina Pipeline Corporation	24,675
2,136	Pretium Resources, Inc. (a)	20,826
311	Restaurant Brands International, Inc.	20,411
176	Royal Bank of Canada	14,388
3,591	Seabridge Gold, Inc. (a)	46,611
204	Shopify, Inc. - Class A (a)	68,697
667	Sierra Wireless, Inc. (a)	5,876
950	Stantec, Inc.	25,299
808	Sun Life Financial, Inc.	36,901
599	TC Energy Corporation	30,507
1,088	Teck Resources, Ltd. - Class B	17,082
1,048	TELUS Corporation	39,562
551	Thomson Reuters Corporation	38,873
7,887	Trilogy Metals, Inc.	14,197
		1,257,654
	China — 0.8%
206	CNOOC, Ltd. - ADR	29,915

	Denmark — 0.8%
77	Novo Nordisk AS - ADR	4,324
934	Zealand Pharma AS - ADR (a)	28,721
		33,045
	Finland — 0.1%
909	Nokia Oyj - ADR	3,182

	France — 1.5%
415	Constellium SE - Class A	5,868
1,731	Danone SA - ADR	28,423
2,032	Sequans Communications SA - ADR	6,279
133	TOTAL SA - ADR	6,988
473	Veolia Environnement SA - ADR	12,109
		59,667

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

November 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.9% (Continued)
	Germany — 5.9%
1,098	Allianz SE - ADR	$26,198
638	Continental AG - ADR	8,313
1,841	E.ON SE - ADR	19,220
127	Fresenius Medical Care AG & Company KGaA - ADR	4,652
587	Infineon Technologies AG - ADR	12,515
672	SAP SE - ADR	91,358
1,122	Siemens AG - ADR	72,302
		234,558
	Hong Kong — 0.5%
1,483	Scully Royalty, Ltd.	19,501

	Ireland — 3.3%
264	Accenture plc - Class A	53,106
225	AerCap Holdings NV (a)	13,907
78	Allegion plc	9,362
326	Amarin Corporation plc - ADR (a)	6,934
302	CRH plc - ADR	11,567
182	Jazz Pharmaceuticals plc (a)	27,503
81	Medtronic plc	9,023
		131,402
	Israel — 9.6%
1,048	AudioCodes, Ltd.	25,121
4,574	Cellcom Israel, Ltd.	12,922
642	CyberArk Software, Ltd. (a)	78,677
391	Elbit Systems, Ltd.	64,632
1,919	Intec Pharma, Ltd. (a)	952
637	Kornit Digital, Ltd. (a)	21,722
621	Mellanox Technologies, Ltd. (a)	71,352
905	Nova Measuring Instruments, Ltd. (a)	32,689
1,612	Partner Communications Company, Ltd. - ADR	7,302
1,573	Radware, Ltd. (a)	37,893
304	Tower Semiconductor, Ltd.	6,664
154	Wix.com, Ltd. (a)	18,617
		378,543

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

November 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.9% (Continued)
	Italy — 1.9%
4,811	Enel SpA - ADR	$36,275
567	Eni SpA - ADR	17,039
87	Ferrari NV - ADR	14,639
1,048	Telecom Italia SpA - ADR	6,477
		74,430
	Japan — 12.3%
1,751	FUJIFILM Holdings Corporation - ADR	83,347
481	Hitachi, Ltd. - ADR	37,854
831	Internet Initiative Japan, Inc. - ADR	9,565
256	LINE Corporation - ADR (a)	12,006
3,418	Mitsubishi UFJ Financial Group, Inc. - ADR	18,150
721	Nintendo Company, Ltd. - ADR	34,889
331	Nippon Telegraph & Telephone Corporation - ADR	16,706
718	ORIX Corporation - ADR	59,013
358	TDK Corporation - ADR	37,884
1,208	Tokio Marine Holdings, Inc. - ADR	65,873
795	Toyota Motor Corporation - ADR	111,467
		486,754
	Luxembourg — 0.3%
487	Tenaris SA - ADR	10,368

	Netherlands — 3.4%
1,988	Akzo Nobel NV - ADR	63,556
281	Koninklijke Philips NV - ADR	13,061
89	NXP Semiconductors NV	10,287
538	ProQR Therapeutics NV (a)	4,595
378	QIAGEN NV (a)	16,177
106	Royal Dutch Shell plc - ADR	6,094
252	uniQure NV (a)	14,026
244	Wright Medical Group NV (a)	7,264
		135,060
	New Zealand — 0.2%
408	Spark New Zealand, Ltd. - ADR	5,916

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

November 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.9% (Continued)
	Norway — 0.3%
621	Telenor ASA - ADR	$11,296

	Portugal — 0.3%
331	EDP - Energias de Portugal SA - ADR	13,402

	Russia — 0.7%
702	Yandex NV - Class A (a)	29,463

	Singapore — 1.4%
543	DBS Group Holdings, Ltd. - ADR	39,992
356	United Overseas Bank, Ltd. - ADR	13,440
		53,432
	South Korea — 1.5%
722	SK Telecom Company, Ltd. - ADR	16,548
1,402	Woori Financial Group, Inc. - ADR	42,130
		58,678
	Spain — 0.8%
3,232	Banco Bilbao Vizcaya Argentaria SA - ADR	16,903
2,055	Telefonica SA - ADR	15,659
		32,562
	Sweden — 0.3%
1,124	Svenska Cellulosa AB SCA - ADR	11,173

	Switzerland — 4.6%
562	CRISPR Therapeutics AG (a)	40,267
113	Garmin, Ltd.	11,039
414	Logitech International SA	18,034
176	Nestle SA - ADR	18,293
106	Novartis AG - ADR	9,784
1,517	Roche Holding AG - ADR	58,511
1,105	STMicroelectronics NV - ADR	26,929
		182,857

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

November 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.9% (Continued)
	United Kingdom — 7.5%
508	Amcor plc	$5,212
973	Barclays plc - ADR	8,572
182	British American Tobacco plc - ADR	7,209
285	Coca-Cola European Partners plc	14,381
264	Diageo plc - ADR	43,149
118	GlaxoSmithKline plc - ADR	5,367
1,463	Imperial Brands plc - ADR	32,303
485	InterContinental Hotels Group plc - ADR	31,394
2,091	Kingfisher plc - ADR (a)	11,302
3,320	Liberty Global plc - Class C (a)	71,379
113	National Grid plc - ADR	6,493
251	Smith & Nephew plc - ADR	11,240
365	Unilever NV - ADR	21,736
392	Unilever plc - ADR	23,320
716	Verona Pharma plc - ADR (a)	2,936
		295,993
	United States — 5.2%
58	Broadcom, Inc.	18,340
421	Flex, Ltd. (a)	4,997
600	Ingersoll-Rand plc	78,666
43	KLA Corporation	7,046
55	Novanta, Inc. (a)	5,125
428	Seagate Technology plc	25,543
200	STERIS plc	30,228
326	Stratasys, Ltd. (a)	6,011
2,020	Strongbridge Biopharma plc (a)	3,656
161	Talend SA - ADR (a)	6,112
254	UroGen Pharma, Ltd. (a)	8,037
3,965	VBI Vaccines, Inc. (a)	3,562
261	WaVe Life Sciences, Ltd. (a)	8,652
		205,975
	TOTAL COMMON STOCKS (Cost $3,538,331)	3,823,830

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

November 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 2.9%
	Money Market Funds — 2.9%
115,945	First American Government Obligations Fund - Class X, 1.56% (c)	$115,945
	TOTAL SHORT-TERM INVESTMENTS (Cost $115,945)	115,945
	TOTAL INVESTMENTS — 99.8% (Cost $3,654,276)	3,939,775
	Other Assets in Excess of Liabilities — 0.2%	6,084
	NET ASSETS — 100.0%	$3,945,859

Percentages are stated as a percent of net assets.
(a)	Non-income producing security
(b)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. See in Note 7 in Notes to Financial Statements

(c)	Rate shown is the annualized seven-day yield as of November 30, 2019.
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Statement of Assets and Liabilities

November 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at Value*	$3,939,775
Dividends and Interest Receivable	8,406
Total Assets	3,948,181

LIABILITIES
Management Fees Payable	2,322
Total Liabilities	2,322

NET ASSETS	$3,945,859

NET ASSETS CONSIST OF:
Paid-in Capital	$3,742,405
Total Distributable Earnings (Accumulated Deficit)	203,454
Net Assets	$3,945,859

Net Asset Value
Net Assets	$3,945,859
Shares Outstanding (a)	150,000
Net Asset Value, Offering and Redemption Price per Share	$26.31

* Identified Cost:
Investments in Securities	$3,654,276

(a)	No Par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Statement of Operations

Six-Month Period Ended November 30, 2019 (Unaudited)

INVESTMENT INCOME
Dividends*	$28,119
Interest	1,131
Total Investment Income	29,250

EXPENSES
Management Fees	14,891
Total Expenses	14,891
Net Investment Income (Loss)	14,359

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Securities	(40,572)
Foreign Currency Transactions	22
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in Securities	415,354
Foreign Currency Transactions	(29)
Net Realized and Unrealized Gain (Loss) on Investments	374,775
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$389,134

* Net of foreign withholding tax of	$3,319

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Statements of Changes in Net Assets

	Six-Months Ended November 30, 2019 (Unaudited)	Period Ended May 31, 2019(a)
OPERATIONS
Net Investment Income (Loss)	$14,359	$33,435
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(40,550)	49,890
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	415,325	(129,828)
Net Increase (Decrease) in Net Assets Resulting from Operations	389,134	(46,503)

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	—	(139,177)
Total Distributions	—	(139,177)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	3,742,405
Payments for Shares Redeemed	—	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	—	3,742,405
Net Increase (Decrease) in Net Assets	$389,134	$3,556,725

NET ASSETS
Beginning of Period	$3,556,725	$—
End of Period	$3,945,859	$3,556,725

(a)	Fund commenced operations on June 5, 2018. The information presented is for the period from June 5, 2018 to May 31, 2019.
(b)	Summary of capital share transactions is as follows:

	Shares	Shares
Shares Sold	—	150,000
Shares Redeemed	—	—
Net Increase (Decrease)	—	150,000

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Financial Highlights

For a capital share outstanding throughout the period

	Six-Months Ended November 30, 2019 (Unaudited)		Period Ended May 31, 2019(a)
Net Asset Value, Beginning of Period	$23.71		$25.00

INCOME GAIN (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.10		0.23
Net Realized and Unrealized Gain (Loss) on Investments	2.50		(0.60)
Total from Investment Operations	2.60		(0.37)

DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income	—		(0.17)
Net Realized Gains	—		(0.75)
Total Distributions	—		(0.92)

Net Asset Value, End of Period	$26.31		$23.71

Total Return	10.90	%(c)	-0.76	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$3,946		$3,557

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.79	%(d)	0.79	%(d)
Net Investment Income (Loss) to Average Net Assets	0.76	%(d)	0.97	%(d)

Portfolio Turnover Rate (e)	37	%(c)	127	%(c)

(a)	Fund commenced operations on June 5, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Notes to Financial Statements

November 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

AI Powered International Equity ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek capital appreciation. The Fund commenced operations on June 5, 2018.

The end of the reporting period for the Fund is November 30, 2019, and the period covered by these Notes to Financial Statements is the fiscal period from June 1, 2019 through November 30, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

November 30, 2019 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities that have maturities of less than 60 days, at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

November 30, 2019 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,823,830	$—	$—	$3,823,830
Short-Term Investments	115,945	—	—	115,945
Total Investments in Securities	$3,939,775	$—	$—	$3,939,775

^	See Schedule of Investments for breakout of investments by country.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

November 30, 2019 (Unaudited) (Continued)

basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

November 30, 2019 (Unaudited) (Continued)

Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal period ended May 31, 2019, the Fund made no reclassifications.

During the fiscal period ended May 31, 2019, the Fund realized $0 of net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash.

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Equbot, Inc. (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”) transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

November 30, 2019 (Unaudited) (Continued)

fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.79% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting, prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $1,343,207 and $1,385,038 respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, there were no in-kind transactions associated with creations and redemptions.

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

November 30, 2019 (Unaudited) (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at May 31, 2019 were as follows:

Tax cost of investments	$3,677,964
Gross tax unrealized appreciation	$230,465
Gross tax unrealized depreciation	(382,862)
Net tax unrealized appreciation (depreciation)	(152,397)
Undistributed ordinary income	31,595
Undistributed long-term capital gain (loss)	—
Accumulated gain (loss)	31,595
Other accumulated gain (loss)	(64,878)
Distributable earnings (accumulated deficit)	$(185,680)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales and mark-to-market of passive foreign investment companies.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended May 31, 2019, the Fund deferred on a tax basis, $64,878 of post-October capital losses and no late-year ordinary losses.

At May 31, 2019, the Fund did not have any capital loss carry forwards.

The tax character of distributions paid by the Fund during the period ended May 31, 2019, was as follows:

Ordinary Income
$139,177

There were no distributions paid by the Fund during the current fiscal period.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from its NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

November 30, 2019 (Unaudited) (Continued)

market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital share transactions section of the Statement of Changes in Net Assets. There were no variable fees received during the current fiscal period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISK

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

AI Powered International Equity ETF

Expense Example

For the Six-Months Ended November 30, 2019 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 01, 2019	Ending Account Value November 30, 2019	Expenses Paid During the Period (a)
Actual	$ 1,000.00	$ 1,109.00	$4.17
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,021.05	$3.99

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.79%, multiplied by the average account value during the period, multiplied by 183/366 to reflect the one-half year period.

AI Powered International Equity ETF

Federal Tax Information

(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal period ended May 31, 2019, certain dividends paid by the Fund may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 37.24%.

For corporate shareholders, the percent of ordinary income distributions qualifying for corporate dividends received deduction for the period ended May 31, 2019 was 0.45%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 81.28%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.aiiqetf.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.aiiqetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

AI Powered International Equity ETF

Frequency Distribution of Premiums and Discounts

(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) its daily net asset value (“NAV”) is available, without charge, on the Fund’s website at www.aiiqetf.com.

Information About the Trustees

(Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.aiiqetf.com.

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

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Adviser

EquBot Inc.
450 Townsend Street
San Francisco, California 94107

Sub-Adviser

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 575
Alpharetta, Georgia 30009

Distributor

Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

AI Powered International Equity ETF

Symbol – AIIQ
CUSIP – 26922A461

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	2/4/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	2/4/2020

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	2/4/2020

*	Print the name and title of each signing officer under his or her signature.